Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	£ 240	£ 297
Accruals	670	650
Social security and other taxes	114	114
Other payables	379	423
Deferred income	1,834	1,941
Total	£ 3,237	£ 3,425